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                          LORD ABBETT SECURITIES TRUST
                                90 HUDSON STREET
                       JERSEY CITY, NEW JERSEY 07302-3973


                                                               December 23, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Lord Abbett Securities Trust
      1933 Act File No. 33-58846
      1940 Act File No. 811-07538

Ladies/Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 50 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on December 20, 2005.

      Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

                                                         Sincerely yours,


                                                         /s/ Rebecca Clark
                                                         -----------------
                                                         Rebecca Clark
                                                         Senior Paralegal
                                                         Lord, Abbett & Co. LLC